Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 514	$ 358
Un- favourable changes reflected in profit or loss	(357)	(251)
Favourable changes recognized in OCI	128	170
Un- favourable changes recognized in OCI	(149)	(149)
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	142	112
Un- favourable changes reflected in profit or loss	(105)	(73)
Favourable changes recognized in OCI	117	121
Un- favourable changes recognized in OCI	(102)	(106)
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	66	43
Un- favourable changes reflected in profit or loss	(39)	(15)
Favourable changes recognized in OCI	3	33
Un- favourable changes recognized in OCI	(39)	(27)
Loans held for securitisation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1	1
Un- favourable changes reflected in profit or loss	(1)	(1)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	12	10
Un- favourable changes reflected in profit or loss	(9)	(7)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	0	3
Un- favourable changes reflected in profit or loss	0	(3)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	249	141
Un- favourable changes reflected in profit or loss	(150)	(94)
Favourable changes recognized in OCI	0	0
Un- favourable changes recognized in OCI	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	44	48
Un- favourable changes reflected in profit or loss	(53)	(58)
Favourable changes recognized in OCI	8	16
Un- favourable changes recognized in OCI	$ (8)	$ (16)